INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On January 13, 2022, the Company closed its Initial Public Offering of 10,000,000 Units at $10.00 per Unit, generating gross proceeds of $100,000,000.

Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination.

As of January 13, 2022, the Company closed its Initial Public Offering and incurred transaction costs of approximately $6,917,226, of which $3,500,000 was for deferred underwriting commissions.

On February 9, 2022, the Underwriters partially exercised the over-allotment option and on February 10, 2022, purchased an additional 159,069 Units from the Company (the “Over-Allotment Units”), generating gross proceeds of $1,590,690, and forfeited the remainder of the option.

NOTE 3. INITIAL PUBLIC OFFERING

On January 13, 2022, the Company closed its Initial Public Offering of 10,000,000 Units at $10.00 per Unit, generating gross proceeds of $100,000,000.

Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination.

As of January 13, 2022, the Company closed its Initial Public Offering and incurred transaction costs of approximately $6,917,226, of which $3,500,000 was for deferred underwriting commissions.

On February 9, 2022, the Underwriters partially exercised the over-allotment option and on February 10, 2022, purchased an additional 159,069 Units from the Company (the “Over-Allotment Units”), generating gross proceeds of $1,590,690, and forfeited the remainder of the option.